Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Purchased goods	$ 37,805	$ 55,817	$ 55,704
Less: Impairment of obsolete goods
Inventories, net	$ 37,805	55,817	55,704
Merchandise Goods [Member]
Purchased goods		31,114	34,336
Food and Beverage [Member]
Purchased goods		$ 24,703	$ 21,368